Organization and Business Description (Details) - USD ($)					12 Months Ended
	Sep. 03, 2025	Sep. 27, 2024	Jul. 15, 2024	Mar. 29, 2021	Sep. 30, 2025	Sep. 30, 2024	Mar. 24, 2025	Nov. 12, 2024	Sep. 30, 2023	Jul. 27, 2023	Jul. 03, 2023	Sep. 30, 2022	Mar. 25, 2021
Organization and Business Description [Line Items]
Ordinary shares par value					$ 11.25	$ 11.25
Public offering price													$ 5
Additional shares (in Shares)							1	1
Net proceeds (in Dollars)			$ 24,625,000
Over allotment (in Dollars)			$ 24,625,000
Share capital (in Dollars)	$ 134,287,453.13338	$ 140,625,000					$ 140,625,000	$ 140,625,000
Ordinary shares (in Shares)					2,000,000,000	2,000,000,000
Preferred shares (in Shares)	1,250,000						1,250,000
Preferred shares par value	$ 11.25						$ 11.25
Ordinary shares, shares issued (in Shares)					563,338	42,880
Ordinary shares, shares outstanding (in Shares)					563,338	42,880
Ordinary price per share			$ 1.25
Ordinary shares par value							0.28125	$ 0.01875
Cancelling the paid-up capital (in Dollars)	$ 11.24999
Authorized but unissued ordinary shares sub-divided into ordinary shares (in Shares)	12,020,495,313,338
Unissued Preferred Shares (in Shares)	1,250,000
Voting rights per share of class A ordinary shares	100
Cede & Co [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Ordinary shares (in Shares)	559,868
Christopher Lin [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Ordinary shares (in Shares)	1
Michael Olson [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Ordinary shares (in Shares)	1
Daniel J Sleiman [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Ordinary shares (in Shares)	1
Sununion Holding Group Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Ordinary shares (in Shares)	3,467
Board of Directors [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)										16,666,666.6666
Preferred shares par value										$ 0.01875
Public offering ordinary shares (in Shares)			20,000,000
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued (in Shares)													5,000,000
Ordinary shares par value	$ 0.00001	$ 0.01875	$ 0.01875		$ 0.003125		$ 11.25	$ 0.28125
Share capital (in Dollars)		$ 3,125,000
Ordinary shares (in Shares)		150,000,000					11,250,000	450,000,000
Preferred shares par value							$ 11.25
Ordinary shares, shares issued (in Shares)							40	15
Ordinary shares, shares outstanding (in Shares)					563,338	42,880			6,042			6,042
Public offering ordinary shares (in Shares)			20,000,000		468,750	33,333
Ordinary price per share			$ 1.25
Ordinary shares par value								$ 0.01875
Ordinary Shares [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)										150,000,000
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.01875
Ordinary shares (in Shares)		6,750,000,000
Ordinary Shares [Member] | Capital Alteration [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Share capital (in Dollars)	$ 20,000
Ordinary shares (in Shares)	2,000,000,000
Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)		750,000,000						50,000,000
Preferred shares par value		$ 0.01875						$ 0.28125
Preferred Stock [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)										100,000,000
Preferred shares par value										$ 0.003125
Common Stock One [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value										0.01875
Capital Reduction [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Capital Reduction [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	11.25
Sub -Division [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Ordinary shares (in Shares)	12,022,495,313,338
Authorized but unissued ordinary shares sub-divided into ordinary shares (in Shares)	1,125,000
Sub -Division [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 11.25
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Share capital (in Dollars)	$ 18,000
Ordinary shares (in Shares)	1,800,000,000
Class A Ordinary Shares [Member] | Cede & Co [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)	559,868
Class A Ordinary Shares [Member] | Christopher Lin [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)	1
Class A Ordinary Shares [Member] | Michael Olson [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)	1
Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	$ 0.00001
Share capital (in Dollars)	$ 2,000
Ordinary shares (in Shares)	200,000,000
Class B Ordinary Shares [Member] | Daniel J Sleiman [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)	1
Class B Ordinary Shares [Member] | Sununion Holding Group Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)	3,467
Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value											$ 0.003125
Share capital (in Dollars)											$ 312,500
Preferred shares par value											$ 0.003125
Minimum [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value										$ 0.01875
Ordinary shares, shares issued (in Shares)										3,625,000
Ordinary shares, shares outstanding (in Shares)										3,625,000
Minimum [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)											90,000,000
Minimum [Member] | Ordinary Shares [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)										150,000,000
Minimum [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)		16,666,666.6666									10,000,000
Preferred shares par value		$ 0.01875
Minimum [Member] | Common Stock One [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value										$ 0.01875
Maximum [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)		$ 3,125,000									$ 3,125,000
Ordinary shares (in Shares)		150,000,000									900,000,000
Maximum [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.01875
Maximum [Member] | Ordinary Shares [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value										$ 0.003125
Ordinary shares (in Shares)										900,000,000
Maximum [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares par value											$ 0.003125
Preferred shares (in Shares)		16,666,666.6666									100,000,000
Preferred shares par value											$ 0.003125
Maximum [Member] | Common Stock One [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value										$ 0.003125
Ordinary shares, shares issued (in Shares)										21,750,000
Ordinary shares, shares outstanding (in Shares)										21,750,000
IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares par value			$ 0.01875										$ 0.003125
Net proceeds (in Dollars)			$ 25,000,000	$ 28,750,000
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Additional shares (in Shares)				750,000
Over allotment (in Dollars)				$ 25,600,000
Universe Inc [Member]
Organization and Business Description [Line Items]
Incorporation date					Dec. 11, 2019
Ownership interest percentage					100.00%
Universe HK [Member]
Organization and Business Description [Line Items]
Incorporation date					May 21, 2014
Jiangxi Universe
Organization and Business Description [Line Items]
Incorporation date					Mar. 02, 1998
Jiangxi Universe [Member]
Organization and Business Description [Line Items]
Ownership interest percentage					100.00%
Universe Technology [Member]
Organization and Business Description [Line Items]
Ownership interest percentage					100.00%